Related Parties - Summary of Amount in Consolidated and Combined Balance Sheet Due or From Related Parties (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related parties	$ 84.2	$ 96.0	$ 0.0
R.R. Donnelley & Sons Company
Related Party Transaction [Line Items]
Due from related parties	84.2	96.0
Due to related parties	23.4	27.1
LSC Communications, Inc
Related Party Transaction [Line Items]
Due from related parties	0.8	0.8
Due to related parties	4.4	2.5
R.R. Donnelley Affiliates
Related Party Transaction [Line Items]
Due from related parties	85.0	96.8
Due to related parties	$ 27.8	$ 29.6